Retirement Plans - Schedule of Accumulated and Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Net accumulated actuarial net gain	$ 15,155	$ 9,745
Accumulated other comprehensive gain	15,155	9,745
Net periodic benefit cost in excess of cumulative employer contributions	(3,611)	(4,126)
Net asset at end of year	11,544	5,619
Net actuarial gain arising during period	6,100	4,129
Amortization of net actuarial gain	(690)	(640)
Total recognized in other comprehensive income (loss)	5,410	3,489
Total recognized in net periodic pension cost and other comprehensive income (loss)	$ (5,925)	$ (3,818)